Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	6,564,000
Proposed Maximum Offering Price per Unit	19.985
Maximum Aggregate Offering Price	$ 131,181,540.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,116.17
Offering Note	Note (1)(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock, par value $1.00 per share, of the registrant (the "Common Stock") that may be issued to adjust the number of shares issued pursuant to the MDU Resources Group, Inc. Amended and Restated Long-Term Performance-Based Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of the registrant's outstanding Common Stock. Note (1)(b): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high and low sales prices for the Common Stock as reported by the New York Stock Exchange on July 31, 2026.